Note 2 - Summary of Significant Accounting Policies (Details Textual)		12 Months Ended
	Apr. 15, 2016	Dec. 31, 2015 USD ($)	Dec. 31, 2014 USD ($)
Reverse Stock Split [Member] | Subsequent Event [Member]
Stockholders' Equity Note, Stock Split, Conversion Ratio	8
Customer Concentration Risk [Member] | Sales Revenue, Net [Member] | Four Customers [Member]
Concentration Risk, Percentage		87.00%
Customer Concentration Risk [Member] | Sales Revenue, Net [Member] | Two Customers [Member]
Concentration Risk Number of Customers			2
Concentration Risk, Percentage			91.00%
Customer Concentration Risk [Member] | Sales Revenue, Net [Member]
Concentration Risk Number of Customers		4
Customer Concentration Risk [Member] | Accounts Receivable [Member] | Three Customers [Member]
Concentration Risk, Percentage		86.00%
Customer Concentration Risk [Member] | Accounts Receivable [Member]
Concentration Risk Number of Customers		3
Medical Equipment, Sales Demos [Member]
Property, Plant and Equipment Estimated Useful Lives1		5 years
Maximum [Member]
Property, Plant and Equipment Estimated Useful Lives1		7 years
Number of Financial Institutions		1
Allowance for Doubtful Accounts Receivable		$ 0	$ 0
Warranty Period		1 year